Taxes (Details) - Schedule of Provision for Income Tax - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Tax [Abstract]
Current income tax provision		$ 497,025
Deferred income tax provision		(233,797)
Total		$ 263,228